Revenue From Contracts With Customers	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
REVENUE FROM CONTRACTS WITH CUSTOMERS

NOTE 3 — REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenues are comprised of sales of customized pollution control equipment (Equipment) and maintenance agreement services (Services), renewable electricity generation (REG), renewable natural gas (RNG) and renewable energy attributes. All revenue is recognized when (or as) the Company satisfies its performance obligation(s) under the contract by transferring the promised product or service either when (or as) its customer obtains control of the product or service. A performance obligation is a promise in a contract to transfer a distinct product or service to a customer. A contract’s transaction price is allocated to each distinct performance obligation. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring its products or services.

RNG

The Company’s RNG production started during 2021 with the commencement of Big Run and is currently sold under short-term market-based contracts. When the performance obligation is satisfied through delivery of RNG to the customer, revenue is recognized. The Company receives payments from the sale of RNG production within one month after delivery.

The Company also earns revenue through the sale of environmental attributes known as renewable identification numbers (RINs), which are generated when selling RNG. All 2021 RIN sales were under short-term contracts, and RIN revenue is recognized when the RIN is transferred to a third party.

REG

The Company’s REG production started during 2021 with the acquisition of PEI Power LLC (See Note 4) and is typically sold under a market-based contract with a regional transmission organization. When the performance obligation is satisfied through delivery of REG to the customer, revenue is recognized. The Company receives payments from the sale of REG production within one month after delivery.

The Company also earns revenue through the sale of environmental attributes known as renewable energy credits (RECs), which are generated when selling REG. All 2021 REC sales were under contracts independent from REG sales, and REC revenue is recognized when the REC is transferred to a third party.

GCES Equipment and Services

The Company’s performance obligations related to the sales of Equipment are satisfied over time because the Company’s performance under each customer contract produces 1) an asset with no alternative future use to the entity, because each products solution is customized to the specific needs of each customer and 2) the Company has enforceable right to payment under the customer termination provisions for convenience. The Company measures progress under these arrangements using an input method based on costs incurred.

The Company’s performance obligations related to the sales of Services are satisfied over time because the customer simultaneously receives and consumes the benefits provided by the Company’s performance as it performs. The Company elected to recognize the sales of Services using the “right-to-invoice” practical expedient.

Contract Assets and Contract Liabilities

The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from projects when revenues recognized under the cost-to-cost measure of progress exceed the amounts invoiced to customers, as the amounts cannot be billed under the terms of the contracts. Such amounts are recoverable from customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of a contract.

Contract liabilities from contracts arise when amounts invoiced to customers exceed revenues recognized under the cost-to-cost measure of progress. Contract liabilities additionally include advanced payments from customers on certain contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation and are recorded as either current or long-term, depending upon when such revenue is expected to be recognized.

Contract assets and liabilities consisted of the following at June 30, 2021 and December 31, 2020:

	2021	2020
Contract assets, current	$223,386	$48,234
Contract liabilities, current	(571,950)	(1,422,685)

Transaction Price Allocated to Remaining Unsatisfied Performance Obligations

Remaining performance obligations at June 30, 2021 were $2,785,920.

Projects are included within remaining performance obligations at such time the project is awarded and agreement on contract terms has been reached. Remaining performance obligations include amounts related to contracts for which a fixed price contract value is not assigned only when a reasonable estimate of total transaction price can be made. Remaining performance obligations include unrecognized revenues to be realized from uncompleted contracts.

Although many of the Company’s contracts are subject to cancellation at the election of the customers, in accordance with industry practice, the Company does not limit the amount of unrecognized revenue included within remaining performance obligations due to the inherent substantial economic penalty that would be incurred by customers upon cancellation.

The Company believes the reported remaining performance obligations for construction contracts are firm and contract cancellations have not had a material adverse effect on operations of the Company.

Remaining performance obligations also include unrecognized revenues expected to be realized over the remaining term of service contracts. However, to the extent a service contract includes a cancellation clause which allows for the termination of such contract by either party without a substantive penalty, the remaining contract term, and therefore, the amount of unrecognized revenues included within remaining performance obligations, is limited to the notice period required for the termination.

Remaining performance obligations are comprised of: (a) original contract amounts, (b) change orders for which written confirmations from the customers have been received, (c) pending change orders for which confirmations, in the ordinary course of business, are expected to be received, (d) claim amounts made against customers for which the Company has determined to have a legal basis under existing contractual arrangements and as to which the variable consideration constraint does not apply, and (e) other forms of variable consideration to the extent that such variable consideration has been included within the transaction price of the contracts. Such claim and other variable consideration amounts were immaterial for all periods presented.

The following table disaggregates revenue by significant product type for the six months ended June 30, 2021 and 2020:

	2021	2020
Equipment	$3,632,026	$2,509,799
REG and RECs	2,237,480	—
RNG and RINs	821,224	—
Services	90,739	82,962
Total	$6,781,469	$2,592,761

NOTE 3 — REVENUE FROM CONTRACTS WITH CUSTOMERS

The Company’s revenues are comprised of sales of customized pollution control equipment (Equipment) and maintenance agreement services (Services) provided solely by the GCES operating segment. All revenue is recognized when (or as) the Company satisfies its performance obligation(s) under the contract (either implicit or explicit) by transferring the promised product or service either when (or as) its customer obtains control of the product or service. A performance obligation is a promise in a contract to transfer a distinct product or service to a customer. A contract’s transaction price is allocated to each distinct performance obligation. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring its products or services.

The Company’s performance obligations related to the sales of Equipment are satisfied over time because the Company’s performance under each customer contract produces 1) an asset with no alternative future use to the entity, because each products solution is customized to the specific needs of each customer and 2) the Company has enforceable right to payment under the customer termination provisions for convenience. The Company measures progress under these arrangements using an input method based on costs incurred.

The Company’s performance obligations related to the sales of Services are satisfied over time because the customer simultaneously receives and consumes the benefits provided by the entity’s performance as the Company performs. The Company elected to recognize the sales of Services using the as-invoiced practical expedient. As of and for the year ended December 31, 2020, 100% of the company’s revenues were recognized over time.

Contract Assets and Contract Liabilities

Accounts receivable are recognized in the period when the right to consideration is unconditional. Accounts receivable are recognized net of an allowance for doubtful accounts. A considerable amount of judgment is required in assessing the likelihood of realization of receivables.

The timing of revenue recognition may differ from the timing of invoicing to customers. Contract assets include unbilled amounts from projects when revenues recognized under the cost-to-cost measure of progress exceed the amounts invoiced to customers, as the amounts cannot be billed under the terms of the contracts. Such amounts are recoverable from customers based upon various measures of performance, including achievement of certain milestones, completion of specified units or completion of a contract.

In addition, many time and material arrangements, are billed in arrears pursuant to contract terms that are standard within the industry, resulting in contract assets and/or unbilled receivables being recorded, as revenue is recognized in advance of billings.

Also included in contract assets are amounts the Company seeks or will seek to collect from customers or others for errors or changes in contract specifications or design, contract change orders or modifications in dispute or unapproved as to both scope and/or price, or other customer-related causes of unanticipated additional contract costs (claims and unapproved change orders). Contract assets do not include capitalized costs to obtain and fulfill a contract. Contract assets are generally classified as current within the combined balance sheets. The Company has evaluated all unapproved change orders and has updated the related contract amount as necessary to properly reflect the estimated transaction price. As of December 31, 2020 and 2019, there were no claim amounts included within contract assets or accounts receivable. For contracts in claim status, contractually billed amounts will generally not be paid by the customer to the Company until final resolution of related claims.

Contract liabilities from contracts arise when amounts invoiced to customers exceed revenues recognized under the cost-to-cost measure of progress. Contract liabilities additionally include advanced payments from customers on certain contracts. Contract liabilities decrease as revenue is recognized from the satisfaction of the related performance obligation and are recorded as either current or long-term, depending upon such revenue is expected to be recognized.

Contract assets from contracts arise when revenues received exceed amounts invoiced to customers under the cost-to-cost measure of progress.

Net contract liabilities consisted of the following at December 31:

	2020	2019
Contract assets, current	$48,234	$—
Contract liabilities, current	(1,422,685)	—
Net contract liabilities	$(1,374,451)	$—

Transaction Price Allocated to Remaining Unsatisfied Performance Obligations

Remaining performance obligations at December 31, 2020 were $3,434,900.

Projects are included within remaining performance obligations at such time the project is awarded and agreement on contract terms has been reached. Remaining performance obligations include amounts related to contracts for which a fixed price contract value is not assigned only when a reasonable estimate of total transaction price can be made. Remaining performance obligations include unrecognized revenues to be realized from uncompleted contracts.

Although many of the Company’s contracts are subject to cancellation at the election of the customers, in accordance with industry practice, the Company does not limit the amount of unrecognized revenue included within remaining performance obligations due to the inherent substantial economic penalty that would be incurred by customers upon cancellation.

The Company believes the reported remaining performance obligations for construction contracts are firm and contract cancellations have not had a material adverse effect on operations of the Company. Remaining performance obligations also include unrecognized revenues expected to be realized over the remaining term of service contracts. However, to the extent a service contract includes a cancellation clause which allows for the termination of such contract by either party without a substantive penalty, the remaining contract term, and therefore, the amount of unrecognized revenues included within remaining performance obligations, is limited to the notice period required for the termination.

Remaining performance obligations are comprised of: (a) original contract amounts, (b) change orders for which written confirmations from the customers have been received, (c) pending change orders for which confirmations, in the ordinary course of business, are expected to be received, (d) claim amounts made against customers for which the Company has determined to have a legal basis under existing contractual arrangements and as to which the variable consideration constraint does not apply, and (e) other forms of variable consideration to the extent that such variable consideration has been included within the transaction price of the contracts. Such claim and other variable consideration amounts were immaterial for all periods presented.

Disaggregation of Revenues

Revenues are principally derived from the provision of engineering consulting and construction management services to a variety of industrial, commercial, and institutional customers and Original Equipment Manufacturing (OEM) of certain specialty process equipment to the biogas and natural gas industries. Such revenues are performance obligations satisfied exclusively over time and therefore a disaggregation between over time and at a point in time for revenue realization is not applicable.